UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04871

General California Municipal Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	2/29/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
General California Municipal Money Market Fund
February 29, 2016 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments - 99.8%	Rate (%)	Date	Amount ($)		Value ($)
California - 99.8%
ABAG Finance Authority for Nonprofit
Corporations,
Revenue (California Alumni Association
Project) (LOC; Bank of America)	0.05	3/7/16	2,830,000	[a]	2,830,000
Alameda County Industrial Development
Authority,
Revenue (Malmberg Engineering, Inc.
Project) (LOC; Comerica Bank)	0.13	3/7/16	1,830,000	[a]	1,830,000
Alameda County Industrial Development
Authority,
Revenue (Tool Family Partnership
Project) (LOC; Wells Fargo Bank)	0.05	3/7/16	1,296,000	[a]	1,296,000
California,
CP (LOC; Royal Bank of Canada)	0.05	3/9/16	2,000,000		2,000,000
California,
CP (LOC; Royal Bank of Canada)	0.07	5/25/16	2,300,000		2,300,000
California,
CP (LOC; U.S. Bank NA)	0.04	3/7/16	1,700,000		1,700,000
California,
GO Notes (LOC; Royal Bank of Canada)	0.01	3/7/16	2,500,000	[a]	2,500,000
California,
GO Notes (LOC; Sumitomo Mitsui
Banking Corp.)	0.01	3/7/16	3,000,000	[a]	3,000,000
California,
GO Notes (LOC; Sumitomo Mitsui
Banking Corp.)	0.01	3/7/16	5,000,000	[a]	5,000,000
California Department of Water Resources,
Water Revenue, CP (Liquidity Facility;
Bank of Montreal)	0.08	3/2/16	2,000,000		2,000,000
California Economic Development
Financing Authority,
IDR (Volk Enterprises, Inc. Project)
(LOC; JPMorgan Chase Bank)	0.13	3/7/16	300,000	[a]	300,000
California Economic Development
Financing Authority,
IDR (Vortech Engineering, Inc. Project)
(LOC; Wells Fargo Bank)	0.04	3/7/16	1,165,000	[a]	1,165,000
California Enterprise Development
Authority,
IDR (Gordon Brush Manufacturing
Company, Inc. Project) (LOC; Wells
Fargo Bank)	0.07	3/7/16	7,000,000	[a]	7,000,000
California Enterprise Development
Authority,
IDR (Le Chef Bakery Project) (LOC; U.S.
Bank NA)	0.07	3/7/16	1,630,000	[a]	1,630,000
California Infrastructure and Economic
Development Bank,
IDR (Bay Photo, Inc. Project) (LOC;
Comerica Bank)	0.14	3/7/16	4,400,000	[a]	4,400,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Short-Term Investments - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 99.8% (continued)
California Infrastructure and Economic
Development Bank,
IDR (Bonny Doon Winery, Inc. Project)
(LOC; Comerica Bank)	0.14	3/7/16	2,500,000	[a]	2,500,000
California Infrastructure and Economic
Development Bank,
IDR (Chaparral Property Project) (LOC;
Comerica Bank)	0.14	3/7/16	250,000	[a]	250,000
California Infrastructure and Economic
Development Bank,
IDR (International Raisins, Inc. Project)
(LOC; M&T Trust)	0.17	3/7/16	3,750,000	[a]	3,750,000
California Infrastructure and Economic
Development Bank,
IDR (Starter and Alternator Exchange,
Inc. Project) (LOC; U.S. Bank NA)	0.05	3/7/16	5,000,000	[a]	5,000,000
California Infrastructure and Economic
Development Bank,
IDR (Studio Moulding, Inc. Project)
(LOC; Comerica Bank)	0.14	3/7/16	2,025,000	[a]	2,025,000
California Infrastructure and Economic
Development Bank,
IDR (Surtec, Inc. Project) (LOC; Wells
Fargo Bank)	0.14	3/7/16	1,650,000	[a]	1,650,000
California Pollution Control Financing
Authority,
PCR, Refunding (Pacific Gas and Electric
Company) (LOC; JPMorgan Chase Bank	0.01	3/1/16	4,400,000	[a]	4,400,000
California Pollution Control Financing
Authority,
SWDR (A&M Farms Project) (LOC;
CoBank ACB)	0.04	3/7/16	1,900,000	[a]	1,900,000
California Pollution Control Financing
Authority,
SWDR (Ag Resources, III LLC Project)
(LOC; CoBank ACB)	0.05	3/7/16	2,780,000	[a]	2,780,000
California Pollution Control Financing
Authority,
SWDR (Bay Counties Waste Services,
Inc. Project) (LOC; Comerica Bank)	0.17	3/7/16	3,200,000	[a]	3,200,000
California Pollution Control Financing
Authority,
SWDR (Bos Farms Project) (LOC;
CoBank ACB)	0.04	3/7/16	1,550,000	[a]	1,550,000
California Pollution Control Financing
Authority,
SWDR (Desert Properties, LLC Project)
(LOC; Union Bank NA)	0.05	3/7/16	1,700,000	[a]	1,700,000
California Pollution Control Financing
Authority,
SWDR (Garden City Sanitation, Inc.
Project) (LOC; Bank of Tokyo-
Mitsubishi, UFJ, Ltd.)	0.06	3/7/16	3,000,000	[a]	3,000,000
California Pollution Control Financing
Authority,
SWDR (GreenWaste Recovery, Inc.
Project) (LOC; Union Bank NA)	0.05	3/7/16	805,000	[a]	805,000

	Coupon	Maturity	Principal
Short-Term Investments - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 99.8% (continued)
California Pollution Control Financing
Authority,
SWDR (JDS Ranch Project) (LOC; Wells
Fargo Bank)	0.04	3/7/16	2,350,000	[a]	2,350,000
California Pollution Control Financing
Authority,
SWDR (Mid-Valley Disposal Project)
(LOC; Union Bank NA)	0.05	3/7/16	2,290,000	[a]	2,290,000
California Pollution Control Financing
Authority,
SWDR (Mill Valley Refuse Service, Inc.
Project) (LOC; Comerica Bank)	0.17	3/7/16	1,170,000	[a]	1,170,000
California Pollution Control Financing
Authority,
SWDR (Northern Recycling and Waste
Services, LLC Project) (LOC; Union Bank
NA)	0.05	3/7/16	835,000	[a]	835,000
California Pollution Control Financing
Authority,
SWDR (Sierra Pacific Industries
Project) (LOC; Wells Fargo Bank)	0.05	3/7/16	4,000,000	[a]	4,000,000
California Pollution Control Financing
Authority,
SWDR (South Lake Refuse Company,
LLC Project) (LOC; Union Bank NA)	0.05	3/7/16	970,000	[a]	970,000
California Pollution Control Financing
Authority,
SWDR (Upper Valley Disposal Service
Project) (LOC; Union Bank NA)	0.05	3/7/16	1,230,000	[a]	1,230,000
California Pollution Control Financing
Authority,
SWDR (Valley Vista Services, Inc.
Project) (LOC; Comerica Bank)	0.17	3/7/16	3,800,000	[a]	3,800,000
California Pollution Control Financing
Authority,
SWDR (West Valley MRF, LLC Project)
(LOC; Union Bank NA)	0.05	3/7/16	1,700,000	[a]	1,700,000
California Pollution Control Financing
Authority,
SWDR (Zerep Management Corporation
Project) (LOC; Comerica Bank)	0.17	3/7/16	3,000,000	[a]	3,000,000
California School Cash Reserve Program
Authority,
Revenue	2.00	6/30/16	595,000		598,032
California Statewide Communities
Development Authority,
MFHR (Grande Garden Apartments)
(Liquidity Facilty; FNMA and LOC;
FNMA )	0.04	3/7/16	1,925,000	[a]	1,925,000
California Statewide Communities
Development Authority,
MFHR (Lake Merritt Apartments) (LOC;
U.S. Bank NA)	0.04	3/7/16	3,500,000	[a]	3,500,000
California Statewide Communities
Development Authority,
MFHR (Olen Jones Senior Apartments
Project) (LOC; Citibank NA)	0.11	3/7/16	760,000	[a]	760,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Short-Term Investments - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 99.8% (continued)
California Statewide Communities
Development Authority,
MFHR, Refunding (Horizons at Indio)
(LOC; Citibank NA)	0.04	3/7/16	2,910,000	[a]	2,910,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.07	3/17/16	11,365,000		11,365,000
Concord,
MFHR, Refunding (Maplewood and
Golden Glen Apartments Project) (LOC;
Citibank NA)	0.04	3/7/16	2,675,000	[a]	2,675,000
Contra Costa County,
MFHR (Camara Circle Apartments)
(LOC; Citibank NA)	0.04	3/7/16	1,575,000	[a]	1,575,000
East Bay Municipal Utility District,
CP (Liquidity Facility; Bank of America)	0.06	3/3/16	5,000,000		5,000,000
East Bay Municipal Utility District,
CP (Liquidity Facility; Sumitomo Mitsui
Banking Corp.)	0.07	3/8/16	10,000,000		10,000,000
Irvine Ranch Water District,
(Improvement District Numbers 105,
112, 113, 121, 130, 140, 161, 182, 184,
186, 188, 212, 213, 221, 230, 240, 250,
261, 282, 284, 286 and 288) (LOC; U.S.
Bank NA)	0.01	3/1/16	4,000,000	[a]	4,000,000
Kern County,
GO Notes, TRAN	7.00	6/30/16	1,000,000		1,022,045
Los Angeles County,
TRAN	5.00	6/30/16	1,250,000		1,269,365
Los Angeles Department of Water and
Power,
Power System Revenue (Liquidity
Facility; Citibank NA)	0.01	3/1/16	4,500,000	[a]	4,500,000
Los Angeles Municipal Improvement
Corporation,
LR, CP (LOC; Wells Fargo Bank)	0.03	3/10/16	7,000,000		7,000,000
Manteca Redevelopment Agency,
Subordinate Tax Allocation Revenue,
Refunding (Amended Merged Project
Area) (LOC; State Street Bank and Trust
Co.)	0.01	3/1/16	7,320,000	[a]	7,320,000
Moorpark Unified School District,
GO Notes, TRAN	2.00	6/30/16	1,700,000		1,709,825
Oakland,
GO Notes, TRAN	2.00	6/30/16	1,000,000		1,005,636
Riverside County,
GO Notes, TRAN	2.00	6/30/16	1,000,000		1,005,636
Sacramento County,
Special Facilities Airport Revenue (The
Cessna Aircraft Company Project) (LOC;
Bank of America)	0.04	3/7/16	8,800,000	[a]	8,800,000
Sacramento Municipal Utility District,
Subordinated Electric Revenue,
Refunding (LOC; Bank of America)	0.01	3/7/16	3,000,000	[a]	3,000,000

	Coupon	Maturity	Principal
Short-Term Investments - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 99.8% (continued)
San Francisco City and County
Redevelopment Agency,
MFHR (Leland Polk Senior Community)
(LOC; Citibank NA)	0.04	3/7/16	1,690,000	[a]	1,690,000
San Jose,
MFHR (Sunset Square Apartments
Project) (LOC; Citibank NA)	0.04	3/7/16	3,869,000	[a]	3,869,000
San Jose Redevelopment Agency,
CP (Merged Area Redevelopment
Project) (LOC; JPMorgan Chase Bank)	0.10	4/11/16	5,900,000		5,900,000
Westminster Redevelopment Agency,
MFHR (Brookhurst Royale Senior
Assisted Living Project) (LOC; Union
Bank NA)	0.10	3/7/16	235,000	[a]	235,000

Total Investments (cost $187,440,539)			99.8%		187,440,539
Cash and Receivables (Net)			0.2%		310,358
Net Assets			100.0%		187,750,897

a Variable rate demand note—rate shown is the interest rate in effect at February 29, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

STATEMENT OF INVESTMENTS
General California Municipal Money Market Fund
February 29, 2016 (Unaudited)

The following is a summary of the inputs used as of February 29, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	187,440,539
Level 3 - Significant Unobservable Inputs	-
Total	187,440,539

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General California Municipal Money Market Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 25, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 25, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)